Other current liabilities (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Other Liabilities, Current [Abstract]
Borrowing from a third party	[1]	¥ 0		¥ 19,486
Professional service fee		10,238		3,392
Borrowings from employees	[2]	0		3,235
Online promotional expense payables		9,554		0
Software purchases payables		2,760		0
Tickets printing&delivery payables		2,450		0
Advertising expenses		8,611		1,333
Interests payable		0		514
Others		2,813		1,087
Total		¥ 36,426	$ 5,296	¥ 29,047

[1]	In 2016, the Group obtained an interest free loan of RMB32.5 million from a third party who has a close relationship with Mr. Wei Wen, Chairman of the Board of Directors and CEO of the Company. As this loan was obtained via the CEO, the Group had accounted for the imputed interest at 5% per annum based on a rate within the range of the Company's cost of borrowings as a deemed capital contribution on behalf of the CEO. The loan had no repayment schedule, and was fully repaid by June 18, 2018.
[2]	In 2017, the Group obtained loans from several employees totaling RMB3.2 million, at 4% interest rate per annum. These loans had no repayment schedule, and were fully repaid by July 2, 2018.